MONARCH AMBASSADOR INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	COMMODITY - 12.5%
72,450	Invesco DB Gold Fund(a),(b)	$ 3,688,430

	FIXED INCOME - 87.5%
191,184	Invesco Fundamental High Yield Corporate Bond ETF	3,657,350
17,350	iShares 1-3 Year Treasury Bond ETF	1,488,457
19,437	iShares 7-10 Year Treasury Bond ETF	2,250,805
32,483	iShares Core U.S. Aggregate Bond ETF	3,728,073
22,282	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,964,843
34,554	iShares MBS ETF	3,716,973
81,399	SPDR Blackstone Senior Loan ET	3,692,259
41,997	SPDR Bloomberg Convertible Securities ETF	3,525,648
23,951	SPDR Portfolio Short Term Corporate Bond ETF	742,960
		25,767,368

	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,651,684)	29,455,798

	TOTAL INVESTMENTS - 100.0% (Cost $29,651,684)	$ 29,455,798
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	167
	NET ASSETS - 100.0%	$ 29,455,965

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Non-income producing security.
(b)	Affiliated Company – Monarch Ambassador Income ETF holds in excess of 5% of outstanding voting securities of this security.